Stock Options - Summary of Information About Stock Options (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options (in shares)	223,556	27,766
Non-Qualified Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options (in shares)	223,556	27,766	37,636
Weighted Average Exercise Price (in dollars per share)	$ 2.62	$ 12.47	$ 12.01
Number Exercisable (in shares)	44,827	21,187	18,665
$1.52- $13.30 | Non-Qualified Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, lower limit (in dollars per share)	$ 1.52
Exercise price range, upper limit (in dollars per share)	$ 13.3
Stock options (in shares)	223,556
Weighted Average Remaining Contractual Life (Years)	9 years 15 days
Weighted Average Exercise Price (in dollars per share)	$ 2.62
Aggregate Intrinsic Value	$ 489,475
Number Exercisable (in shares)	44,827
Weighted Average Exercise Price of Exercisable Options (in dollars per share)	$ 13.49
Aggregate Intrinsic Value	$ 54,386
$10.26-$38.00 | Non-Qualified Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, lower limit (in dollars per share)		$ 10.26
Exercise price range, upper limit (in dollars per share)		$ 38
Stock options (in shares)		27,766
Weighted Average Remaining Contractual Life (Years)		5 years 3 months
Weighted Average Exercise Price (in dollars per share)		$ 12.47
Aggregate Intrinsic Value		$ 0
Number Exercisable (in shares)		21,187
Weighted Average Exercise Price of Exercisable Options (in dollars per share)		$ 13.16
Aggregate Intrinsic Value		$ 0